SECURED BORROWINGS, Term Loan (Details) - Secured Borrowings [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) Appraiser Aircraft	Dec. 31, 2019 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	$ 1,562,910	$ 1,717,483
Term Loan [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	$ 374,162	$ 385,364
Number of aircraft serving as security | Aircraft	26
Maturity date	Aug. 09, 2025
Number of independent appraisers | Appraiser	3
Term Loan [Member] | Maximum [Member]
Secured Borrowings [Abstract]
LTV ratio	70.00%
Term Loan [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate	3 months
Basis spread on variable rate	1.75%